Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity	Equity
The authorized share capital of the Company as of June 30, 2026 and December 31, 2025 is $140,010,000 represented by 140,010,000 authorized common shares, par value $1.00 each (“common shares”).

Share Issuances

In February 2026, in connection with the exercise of employee share options under our share option program, the Company issued 100,000 common shares at an exercise exercise price of $6.76 per share.

In April 2026, in connection with the exercise of employee share options under our share option program, the Company issued 220,000 common shares at an exercise price of $6.70 per share.

In May 2026, in connection with the exercise of employee share options under our share option program, the Company issued 175,000 common shares at an exercise price of $6.49 per share.

Cash Distributions

The following cash distributions were declared in the six months ended June 30, 2026:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2025	January 8, 2026	0.13	January 27, 2026
January 2026	February 9, 2026	0.06	February 27, 2026
February 2026	March 5, 2026	0.06	March 25, 2026
March 2026	April 7, 2026	0.06	April 27, 2026
April 2026	May 6, 2026	0.15	May 26, 2026
May 2026	June 8, 2026	0.22	June 26, 2026
The above cash distributions were made from the Company's Contributed Surplus account.